Long-Term debt - Description (Details) (USD $)	4 Months Ended	6 Months Ended
	May 17, 2013 China Development Bank	Jun. 30, 2013 China Development Bank	Jun. 18, 2013 Nordea Bank Finland Plc
Debt Instrument [Line Items]
Debt variable rate basis		LIBOR
Amount available for drawdown	$ 69,000,000		$ 25,394,427
Margin		4.00%
Loan / credit facility details

On May 17, 2013, the Company signed an agreement with China Development Bank (“CDB”) for a $69,000,000 credit facility to partially finance the two 4,800 TEU containerships currently under construction, that are expected to be delivered in the third quarter of 2014. The CDB credit facility is available for drawdown upon the delivery of the vessels subject to certain contingencies and conditions, among which is the approval of BoxShips' shareholders to act jointly and severally as guarantor, along with the Company. The CDB credit facility will be used to finance the lower of 60% of the construction cost of the vessels, or 80% of the vessels’ market value at delivery. The facility matures ten years after the drawdown date. Under the terms of the credit facility, amounts borrowed will bear interest at LIBOR, plus a margin of 4.00%. In relation to the option the Company has granted to Box Ships to acquire the two 4,800 TEU containerships, the facility can be freely transferred to Box Ships in the event such option is declared.